Note 3 - Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	9	9	8
Business Combination Gain on Revaluation of Previously Held Equity Investment			$ 820
Business Combination, Acquisition Related Costs	$ 5,301	$ 9,103	2,903
Business Acquisition, Goodwill, Expected Tax Deductible Amount	25,745	712
Business Combination, Contingent Consideration, Liability	$ 29,119
Americas [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	7
EMEA [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	2
Acquisitions After December 31, 2008 [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Contingent Consideration, Liability	$ 29,119
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	43,794
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	48,660
Contingent Consideration Paid	$ 6,083	$ 25,535	$ 1,994